Other assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other Assets	OTHER ASSETS

	December 31, 2025	December 31, 2024

Financial assets
Security deposits	3,350	14,032
Receivables from the sale of associates and subsidiaries (a)	76,398	55,469
Suppliers advances	49,394	27,167
Other financial assets	9,986	13,213
	139,128	109,881
Non-financial assets
Prepaid expenses (b)	132,039	134,210
Customer deferred acquisition costs	200,179	227,799
Salary advances	11,969	12,073
Judicial deposits	16,652	13,317
Convertible loans	28,636	12,048
Other non-financial assets	10,586	20,086
	400,061	419,533
	539,189	529,414

Current	372,634	370,255
Non-current	166,555	159,159

(a)Refers to receivables from the sale of the equity interest in Simplesvet and Pinpag.
(b)Prepaid expenses include, among others, software licenses, marketing expenses, and other services and taxes such as property taxes, insurance, and consulting fees. The amount recognized as an asset on the balance sheet is expensed for the statement of profit or loss are consumed by the Group. As of December 31, 2025, the balance was mainly composed of: Software licenses: R$ 113,167 (December 31, 2024 - R$ 110,116), Media expenses: R$ 7,490 (December 31, 2024 - R$ 1,524) and other prepaid expenses: R$ 11,382 (December 31, 2024 – R$ 22,569.)